Stock-Based Compensation (Fair Value Assumption Of The Stock Acquisition Rights) (Details)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Risk-free interest rate	0.29%
Expected volatility	44.96%
Expected term (in years)	4
Expected dividend yield	3.13%